Summary of Significant Accounting Policies (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share

For the Period From August 12, 2020 (inception) Through December 31, 2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$18,241
Income and Franchise Tax	(18,241)

Net Earnings	—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	25,300,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	0.00

Non-Redeemable Class B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	(3,719,296)
Redeemable Net Earnings	—

Non-Redeemable Net Loss	(3,719,296)
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	5,645,246
Loss/Basic and Diluted Non-Redeemable Class B Common Stock	$(0.66)

	Three Months Ended June, 30 2021	Six Months Ended June 30, 2021
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$23,198	$60,666
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	(23,198)	(60,666)

Redeemable Net Earnings	$—	$—

Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	25,300,000	25,300,000

Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00	$0.00

Non-Redeemable Class B Common Stock
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(12,048,007)	$(10,584,792)
Less: Redeemable Net Earnings	—	—

Non-Redeemable Net (Loss) Income	$(12,048,007)	$(10,584,792)

Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted(1)	6,325,000	6,325,000

Earnings/Basic and Diluted Non-Redeemable Class B Common Stock	$(1.90)	$(1.67)